Provisions for other liabilities and charges and contingent liabilities - Narrative (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Jan. 31, 2019	Dec. 31, 2017
The School of Pharmacy, University of London
Disclosure of other provisions [line items]
Financial liabilities	£ 1,000
Financial liabilities, initial payment	40
Discuva Limited
Disclosure of other provisions [line items]
Discount rate applied to cash flow projections			13.00%
Contingent liabilities recognised as of acquisition date	£ 1,855	£ 1,700
Wellcome Trust
Disclosure of other provisions [line items]
Discount rate applied to cash flow projections	0.80%